Earnings Per Share - Computation (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share
Net income attributable to TDS shareholders used in basic earnings per share	$ 121	$ 135	$ 153
Noncontrolling interest adjustment	(1)	(2)	0
Net income attributable to TDS shareholders used in diluted earnings per share	$ 120	$ 133	$ 153
Weighted average number of shares used in basic earnings per share (in shares)	114	112	111
Effects of dilutive securities (in shares)	2	2	1
Weighted average number of shares used in diluted earnings per share (in shares)	116	114	112
Basic earnings per share attributable to TDS shareholders (in dollars per share)	$ 1.06	$ 1.20	$ 1.39
Diluted earnings per share attributable to TDS shareholders (in dollars per share)	$ 1.03	$ 1.17	$ 1.37
Common Shares
Earnings per share
Weighted average number of shares used in basic earnings per share (in shares)	107	105	104
Series A Common Shares
Earnings per share
Weighted average number of shares used in basic earnings per share (in shares)	7	7	7